Notes to the consolidated statements of income - Selling, general and administrative expense (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Notes to the consolidated statements of income
Distribution costs	€ 186,122	€ 200,325	€ 560,867	€ 581,861
General and administrative expense	519,318	555,821	1,687,238	1,721,395
Selling, general and administrative expense	€ 705,440	€ 756,146	€ 2,248,105	€ 2,303,256